Document and Entity Information	Jun. 06, 2024
Cover [Abstract]
Entity Registrant Name	SOUTHWESTERN PUBLIC SERVICE CO
Amendment Flag	false
Entity Central Index Key	0000092521
Document Type	8-K
Document Period End Date	Jun. 06, 2024
Entity Incorporation State Country Code	NM
Entity File Number	001-03789
Entity Tax Identification Number	75-0575400
Entity Address, Address Line One	790 South Buchanan
Entity Address, City or Town	Amarillo
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79101
City Area Code	(303)
Local Phone Number	571-7511
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false